Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000011548 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011548 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011548 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011548 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011548 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000011548 | A
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000011548 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000011548 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011548 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011548 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011548 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011548 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000155931 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155931 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155931 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155931 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155931 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000155931 | A
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000155931 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000155931 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155931 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000155931 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155931 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155931 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000011549 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011549 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011549 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011549 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011549 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000011549 | A
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000011549 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000011549 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011549 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011549 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011549 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011549 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000065127 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000065127 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065127 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065127 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000065127 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000065127 | A
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000065127 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000065127 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000065127 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065127 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.00%
C000065127 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000065127 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000011562 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.40%
C000011562 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011562 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011562 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011562 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011562 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011562 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011562 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011562 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011562 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011562 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011562 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011562 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011562 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011562 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011562 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000011562 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.20%
C000011562 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.80%
C000011562 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.10%
C000155934 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.40%
C000155934 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155934 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155934 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155934 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155934 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155934 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155934 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155934 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155934 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155934 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155934 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155934 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155934 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155934 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155934 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000155934 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.20%
C000155934 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.80%
C000155934 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.10%
C000011563 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.40%
C000011563 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011563 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011563 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011563 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011563 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011563 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011563 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011563 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011563 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011563 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011563 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011563 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011563 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011563 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011563 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000011563 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.20%
C000011563 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.80%
C000011563 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.10%
C000113795 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.40%
C000113795 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000113795 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000113795 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000113795 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000113795 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000113795 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000113795 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000113795 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000113795 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113795 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000113795 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000113795 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000113795 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000113795 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000113795 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.20%
C000113795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.80%
C000113795 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.10%
C000129401 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.40%
C000129401 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129401 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129401 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000129401 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129401 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000129401 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000129401 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000129401 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000129401 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000129401 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000129401 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000129401 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000129401 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000129401 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000129401 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000129401 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.20%
C000129401 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.80%
C000129401 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.10%
C000226178 | Verizon Communications, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000226178 | Clearway Energy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.20%
C000226178 | Popular, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226178 | Zions Bancorp NA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226178 | BOK Financial Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226178 | Columbia Banking System, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226178 | First Citizens BancShares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226178 | FNB Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226178 | Bank OZK---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226178 | Reynolds Consumer Products, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226178 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000226178 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226178 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.00%
C000226178 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000226178 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226178 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000226178 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.40%
C000226178 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226178 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.30%
C000226178 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226178 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226178 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000226179 | Verizon Communications, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000226179 | Clearway Energy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.20%
C000226179 | Popular, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226179 | Zions Bancorp NA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226179 | BOK Financial Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226179 | Columbia Banking System, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226179 | First Citizens BancShares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226179 | FNB Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226179 | Bank OZK---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226179 | Reynolds Consumer Products, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226179 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000226179 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226179 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.00%
C000226179 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000226179 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226179 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000226179 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.40%
C000226179 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226179 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.30%
C000226179 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226179 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226179 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000226180 | Verizon Communications, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000226180 | Clearway Energy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.20%
C000226180 | Popular, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226180 | Zions Bancorp NA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226180 | BOK Financial Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226180 | Columbia Banking System, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226180 | First Citizens BancShares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226180 | FNB Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226180 | Bank OZK---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226180 | Reynolds Consumer Products, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226180 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000226180 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.00%
C000226180 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000226180 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226180 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000226180 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.40%
C000226180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226180 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.30%
C000226180 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226180 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226180 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000226177 | Verizon Communications, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000226177 | Clearway Energy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.20%
C000226177 | Popular, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226177 | Zions Bancorp NA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226177 | BOK Financial Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226177 | Columbia Banking System, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226177 | First Citizens BancShares, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226177 | FNB Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226177 | Bank OZK---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226177 | Reynolds Consumer Products, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226177 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000226177 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226177 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.00%
C000226177 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000226177 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226177 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000226177 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.40%
C000226177 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226177 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.30%
C000226177 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226177 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226177 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011555 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011555 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011555 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011555 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011555 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011555 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	18.40%
C000011555 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.30%
C000011555 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.10%
C000011555 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	16.10%
C000011555 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011555 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000011555 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000011555 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000011555 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011555 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011555 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011555 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011555 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011555 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011555 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	46.10%
C000155933 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155933 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155933 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155933 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155933 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	7.20%
C000155933 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	18.40%
C000155933 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.30%
C000155933 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.10%
C000155933 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	16.10%
C000155933 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155933 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000155933 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000155933 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155933 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000155933 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155933 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155933 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155933 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155933 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	46.10%
C000011556 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011556 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011556 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011556 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011556 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011556 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	18.40%
C000011556 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.30%
C000011556 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.10%
C000011556 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	16.10%
C000011556 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011556 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000011556 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000011556 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000011556 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011556 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011556 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011556 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011556 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011556 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011556 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	46.10%
C000113792 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000113792 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000113792 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113792 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.10%
C000113792 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	7.20%
C000113792 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	18.40%
C000113792 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.30%
C000113792 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.10%
C000113792 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	16.10%
C000113792 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.30%
C000113792 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000113792 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000113792 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000113792 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000113792 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000113792 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000113792 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.30%
C000113792 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.40%
C000113792 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000113792 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	46.10%
C000156275 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000156275 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000156275 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	1.90%
C000156275 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.10%
C000156275 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	7.20%
C000156275 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	18.40%
C000156275 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.30%
C000156275 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.10%
C000156275 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	16.10%
C000156275 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.30%
C000156275 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000156275 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000156275 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000156275 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000156275 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000156275 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000156275 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.30%
C000156275 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.40%
C000156275 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000156275 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	46.10%
C000110150 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110150 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110150 | B
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000110150 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000110150 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110150 | CCC
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000110150 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110150 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.60%
C000110150 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110150 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155936 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155936 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155936 | B
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000155936 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000155936 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000155936 | CCC
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000155936 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155936 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.60%
C000155936 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155936 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.00%
C000110149 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110149 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110149 | B
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000110149 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000110149 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110149 | CCC
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000110149 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110149 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.60%
C000110149 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110149 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198829 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198829 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198829 | B
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000198829 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000198829 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000198829 | CCC
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000198829 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198829 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.60%
C000198829 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000198829 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.00%
C000110152 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110152 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110152 | B
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000110152 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000110152 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110152 | CCC
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000110152 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110152 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.60%
C000110152 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110152 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.00%
C000138838 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138838 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138838 | B
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000138838 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000138838 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000138838 | CCC
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000138838 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000138838 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	94.60%
C000138838 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000138838 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163600 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000163600 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163600 | A
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000163600 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163600 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	11.90%
C000163600 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	15.60%
C000163600 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	19.10%
C000163600 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000163600 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	28.40%
C000163598 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000163598 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163598 | A
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000163598 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163598 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	11.90%
C000163598 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	15.60%
C000163598 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	19.10%
C000163598 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000163598 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	28.40%
C000163599 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000163599 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163599 | A
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000163599 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163599 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	11.90%
C000163599 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	15.60%
C000163599 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	19.10%
C000163599 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000163599 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	28.40%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%
[5]	Amount is less than 0.05%